DERIVATIVE FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Fair value of derivatives as of 31 December	$ (11.8)	$ 0.3
Forward freight agreements
Disclosure of detailed information about financial instruments [line items]
Fair value of derivatives as of 31 December	(0.3)	0.5
Bunker swaps
Disclosure of detailed information about financial instruments [line items]
Fair value of derivatives as of 31 December		(1.2)
Forward exchange contracts (USD/DKK)
Disclosure of detailed information about financial instruments [line items]
Fair value of derivatives as of 31 December	(0.4)	(1.8)
Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Fair value of derivatives as of 31 December	$ (11.1)	$ 2.8